Other Provisions	12 Months Ended
Dec. 31, 2023
Other Provisions [Abstract]
Other Provisions
21.	Other Provisions

For the periods ended 31 December 2021, 2022 and 2023, the movement in this item is as follows:

			Provision for
	Legal	Tax	closure
In thousands of soles	(a)	(b)	(c)	Total
As of January 1, 2021	326,868	8,176	52,949	387,993
Additions	59,109	31,221	10,815	101,145
Present value	19,627	-	9,780	29,407
Reversal of provisions	(13,027)	-	(2,957)	(15,984)
Transfers	466	(299)	716	883
Reclasification	(3,335)	-	3,335	-
Compensation	(8,541)	-	-	(8,541)
Desconsolidation of subsidiary	(1,657)	-	-	(1,657)
Payments	(26,863)	(916)	(185)	(27,964)
Translation adjustment / Exchange difference	11,738	-	8,022	19,760
As of December 31, 2021	364,385	38,182	82,475	485,042
Current portion	117,520	17,492	20,533	155,545
Non-current portion	246,865	20,690	61,942	329,497
	364,385	38,182	82,475	485,042

			Provision for
	Legal	Tax	closure
In thousands of soles	(a)	(b)	(c)	Total
As of January 1, 2022	364,385	38,182	82,475	485,042
Additions	278,446	15,891	-	294,337
Present value	1,042	-	(2,496)	(1,454)
Reversal of provisions	(1,802)	(434)	(9,694)	(11,930)
Transfers (*)	(5,587)	(62)	-	(5,649)
Payments	(40,253)	-	(747)	(41,000)
Translation adjustment / Exchange difference	(16,015)	-	(1,378)	(17,393)
As of December 31, 2022	580,216	53,577	68,160	701,953
Current portion	87,948	33,127	11,851	132,926
Non-current portion	492,268	20,450	56,309	569,027
	580,216	53,577	68,160	701,953

(*)	In 2022, it mainly corresponds to reclassification to other accounts payable for payment obligations due to the subscription of the share purchase agreement between Cumbra Peru S.A. and Stracon S.A., amounting to S/ 4.9 million and the fine corresponding to the fractionation of the sanction imposed by SUNAFIL amounting to S/ 0.2 million.

			Provision for
	Legal	Tax	closure
In thousands of soles	(a)	(b)	(c)	Total
As of January 1, 2023	580,216	53,577	68,160	701,953
Additions	14,784	11,668	6,545	32,997
Present value	919	-	4,339	5,258
Reversal of provisions	(8,229)	(1,687)	(11,806)	(21,722)
Reclassifications	(488,007)	(4,195)	-	(492,202)
Payments	(6,970)	-	(2,321)	(9,291)
Translation adjustment / Exchange difference	(1,184)	-	(656)	(1,840)
As of December 31, 2023	91,529	59,363	64,261	215,153
Current portion	76,871	28,780	11,435	117,086
Non-current portion	14,658	30,583	52,826	98,067
	91,529	59,363	64,261	215,153

(a)	Legal contingencies mainly correspond to:

Civil compensation to Peruvian Government

The Agreement accrual amounting to S/ 333.3 million and US$ 40.7 million was reclassified to the caption “Other accounts payable”.

Administrative process Instituto Nacional de Defensa de la Competencia y de la Proteccion de la Propiedad Intelectual (INDECOPI)

On March 9, 2021, Cumbra Peru S.A. was notified with the Final Instruction Report prepared by the Technical Secretariat of the INDECOPI Commission, related to the administrative sanctioning procedure against 33 construction companies and 26 of their executives for having adopted a coordination system through which they agreed to share several bids called by Provias Nacional and other entities of the Peruvian State. On November 15, 2021, the Commission by Resolution N° 080-021-CLC-INDECOPI resolved to sanction in first administrative instance the above mentioned companies and their executives, including Cumbra Peru S.A. On December 9, 2021, Cumbra Peru S.A. filed an appeal against the referred resolution, suspending any execution of the resolution, including the payment of the fine imposed and the compliance with the corrective measures ordered. As of December 31, 2023, the Company maintains a provision that was recognized amounting to S/ 56.4 million (S/ 52.4 million as of December 31, 2022).

Shareholder class action lawsuits in the Federal Court of the Eastern District of New York

During the first quarter of 2017, two class action lawsuits were filed against the Company and some former officers by virtue of the Securities Act before the Federal Court of the East District of New York. On July 2, 2020, the Company signed a final transaction agreement with the plaintiffs though which the parties commited to settling the class action lawsuits and the Company commits to paying US$ 20 million.

In relation to the agreement, as of December 31, 2021, the Company had paid US$ 6.4 million and US$ 5 million, which was covered by the professional liability policy in accordance with the agreement signed with the insurer. It also maintained a provision of US$ 8.6 million, equivalent to S/ 34.4 million, plus interest. This debt was repaid in full on April 8, 2022.

Other legal provisions

The Corporation has administrative lawsuits for S/ 14.8 million, civil lawsuits for S/ 11.3 million, labor lawsuits for S/ 5.7 million and administrative lawsuits for S/ 3.3 million (as of 31 December 2022, administrative lawsuits for S/ 14.4 million, civil lawsuits for S/ 11 million, labor lawsuits for S/ 6.3 million and administrative lawsuits for S/ 4.1 million).

(b)	Tax contingencies corresponds mainly to:

(i)	Appeal Process before the Tax Court for S/ 25.2 million belonging to AENZA S.A.A. for income tax for the years 2014, 2015 and 2016 for S/ 12.3 million; Cumbra Ingenieria S.A. for income tax for the years 2013, 2014, 2015 and 2016 for S/ 9.5 million; Cumbra Peru S.A. for income tax for the year 2012 for S/ 2.3 million; and Consorcio Constructor Chavimochic for income tax for the year 2016 for S/ 1.1 million.

(ii)	Claims before SUNAT for S/ 18.4 million corresponding to AENZA S.A.A. for income tax for the year 2017 for S/ 14.8 million; Cumbra Ingenieria S.A. for income tax for the year 2019 for S/ 3.6 million.

(iii)	Claims before the Judiciary for S/ 9.8 million belonging to AENZA S.A.A. for income tax and VAT tax for the years 1998 to 2011.

(iv)	Non-contentious proceedings for S/ 6 million related to Cumbra Ingenieria S.A. for S/ 5.9 million; and Carretera Andina del Sur S.A. for S/ 0.1 million.

(c)	Provision for closure corresponds mainly to:

(i)	Provisions for well closure of the subsidiary Unna Energia S.A. for S/ 51.3 million and contractual compliance with Petroperu for S/ 3.5 million (as of December 31, 2022, S/ 56.5 million and S/ 3.3 million, respectively); and

(ii)	Provisions for associated costs of the subsidiary Red Vial 5 S.A. related to the closing of the concession contract for S/ 5 million (as of December 31, 2022, S/ 5.6 million).

(iii)	Other provisions in Cumbra Peru S.A. for S/ 3.6 million, for the assumption of assets and liabilities of one of its partners in consortium of the subsidiary, for an amount of S/ 2.8 million and in the subsidiary Morelco, the probable sanction of the Unidad de Gestion Pensional y Contribuciones Parafiscales de la Proteccion Social in charge of validating payroll payments for an amount of S/ 0.8 million.